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                       ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2
                                                                        ---------------------------
                                                                               OMB APPROVAL
                                                                        ---------------------------
                                           UNITED STATES                OMB Number:       3235-0456
                                 SECURITIES AND EXCHANGE COMMISSION     Expires:    August 31, 2000
                                      Washington, D.C.  20549           Estimated average burden
                                                                        hours per response. . . . 1
                                             FORM 24F-2                 ---------------------------
                                  ANNUAL NOTICE OF SECURITIES SOLD
                                       PURSUANT TO RULE 24F-2
                      READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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 1.    Name and address of issuer:
       The Palladian Trust
       440 Lincoln Street, Worcester, MA  01653

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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
       list series or classes):      [ x ]

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 3.    Investment Company Act File Number:    811-08278

       Securities Act File Number:  33-73882

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 4 (a).    Last day of fiscal year for which this Form is filed.

           December 31, 1997

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 4 (b).  [x]    Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

                NOTE:  IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
                FEE DUE.

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 4 (c).  [ ]    Check box if this is the last time the issuer will be filing this Form.

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 5.   Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                     $    100,716
                                                                        -----------

      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:                        $          0
                                                                        -----------

      (iii) Aggregate price of securities redeemed or
            repurchased during any PRIOR fiscal year ending no
            earlier than October 11, 1995 that were not
            previously used to reduce registration fees payable
            to the Commission:                                         $          0
                                                                        -----------

      (iv)  Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                                           $          0
                                                                                    -----------

      (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                                  $          0
                                                                                    -----------
     ------------------------------------------------------------------------------
      (vi)  Redemption credits available for use in future years     $(         0)
            - if Item 5(i) is less than Item 5(iv) [subtract          ------------
            Item 5(iv) from Item 5(i)]:
     ------------------------------------------------------------------------------

      (vii) Multiplier for determining registration fee (See Instruction C.9):     X    .000295
                                                                                    -----------

      (viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0"
            if no fee is due):                                                    =$      29.71
                                                                                    -----------
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 6.   Prepaid Shares

      If  the  response  to Item 5(i) was determined by deducting an amount of securities that were registered  under  the  Securities  Act  of  1933  pursuant to rule 24e-2 as in effect before
      October  11,  1997,  then  report  the amount of securities (number of shares or other units)
      deducted  here:      0     If there is a number of shares or other units that were registered pursuant  to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
      here:   0   .

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 7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                  +$       0.37
                                                                                    -----------
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 8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line
      7]:

                                                                                  =$      30.08
                                                                                    -----------
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 9.   Date the registration fee and any interest payment was sent to the Commission's lockbox depository
                                           June 26, 1998
                                      Method of Delivery:
                                                                 [ x ] Wire Transfer (SEC Account
                                                                       No., CIK# 0000917323)
                                                                 [   ] Mail or other means

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                                             SIGNATURES
 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*       /s/ Thomas P. Cunningham
                                ------------------------------------------------------------------
                                     Thomas P. Cunningham, Treasurer
                                ------------------------------------------------------------------

---------------------------------------------------

 Date June 30, 1998
      -------------

                 *Please print the name and title of the signing officer below the signature.
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